May 5, 2022

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: AMCAP Fund

File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on April 29, 2022 of Registrant’s Post-Effective Amendment No. 113 under the Securities Act of 1933 and Amendment No. 82 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Julie E. Lawton

Julie E. Lawton

Secretary